Acquisition (Detail Textuals) - USD ($)			1 Months Ended		12 Months Ended
	Mar. 05, 2019	Sep. 04, 2018	Feb. 19, 2019	Apr. 24, 2018	Dec. 31, 2018	Mar. 31, 2019
Business Acquisition [Line Items]
Amount received on share issued					$ 7,800,000
Intangible assets acquired		$ 110,000
Net assets assumed		2,485,000
Amount of shares issued					$ 10,000,000
Tree Motion Sdn. Bhd. ("Tree Motion")
Business Acquisition [Line Items]
Acquisition percentage	11.22%
Number of shares issued	12,190,000
Amount of shares issued	$ 620,000
Investment deposit						$ 620,000
Tree Motion Sdn. Bhd. ("Tree Motion") | MALAYSIA
Business Acquisition [Line Items]
Acquisition percentage	51.00%
Number of shares issued	25,500,000
Shares issued, price per share (in dollars per share)	$ 2.00
SolidOpinion, Inc ("SolidOpinion")
Business Acquisition [Line Items]
Amount received on share issued			$ 2,500,000
Number of shares exchange			4,500,000
Number of common stock ("Escrow Shares") held in escrow			450,000
Security purchase agreement with Grapevine
Business Acquisition [Line Items]
Cash paid to acquire entity		2,400,000
Net assets assumed		$ 149,000
Security purchase agreement with Grapevine | Bruno Wu ("Mr.Wu")
Business Acquisition [Line Items]
Percentage of non voting stock by equity holder		34.35%
Security purchase agreement with Grapevine | Influence network
Business Acquisition [Line Items]
Weighted-average useful life					10 years
Security purchase agreement with Grapevine | Customer contracts
Business Acquisition [Line Items]
Weighted-average useful life					3 years
Security purchase agreement with Grapevine | Trade name
Business Acquisition [Line Items]
Weighted-average useful life					15 years
Security purchase agreement with Grapevine | Technology platform
Business Acquisition [Line Items]
Weighted-average useful life					7 years
Shanghai Guang Ming Investment Management ("Guang Ming")
Business Acquisition [Line Items]
Total purchase price paid				$ 360,000